Organization and Business Description	12 Months Ended
Mar. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Yoshitsu Co., Ltd (the “Company”) is a stock company incorporated in Japan pursuant to the laws of Japan on December 28, 2006. Prior to July 1, 2023, the Company owned 100% of the equity interests of Kaika International Co., Ltd, formerly known as Tokyo Lifestyle Co., Ltd. (“Kaika International”), a stock company incorporated pursuant to the laws of Japan on October 24, 2019. See “Note 19—Subsequent Events.” The Company acquired 100% equity interests in Tokyo Lifestyle Limited (“TLS”) on July 27, 2022, and TLS acquired 60% equity interests in Reiwatakiya (MYS) SDN. BHD. (“Reiwatakiya”) on October 26, 2022 and the remaining 40% equity interests on January 4, 2023. These transactions were accounted for as acquisition under common control (see details in “—Acquisition Under Common Control”). The Company and its subsidiaries (collectively, “Yoshitsu”) are a retailer and wholesaler of Japanese beauty and health products, as well as sundry products and other products and services. The Company offers approximately 37,700 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others, 14,500 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices, 36,800 SKUs of sundry products, including home goods, and 39,500 SKUs of other products, including food and alcoholic beverages, as well as advertising services by key opinion leaders (“KOLs”).

On January 13, 2022, the Company closed its IPO of 6,250,000 American Depositary Shares (“ADSs”) at a public offering price of $4.00 per ADS, which included 250,000 ADSs issued pursuant to the partial exercise of the underwriters’ over-allotment option. Each ADS represents one ordinary share of the Company. In connection with the IPO, the ADSs began trading on the Nasdaq Capital Market under the symbol “TKLF” on January 18, 2022.

Acquisition Under Common Control

On July 20, 2022, the Company entered into a definitive agreement (the “Agreement”) with All Seas Global Limited to acquire its 100% equity interests in TLS, a company incorporated pursuant to the laws of Hong Kong on May 10, 2019 and principally engaged in the import and retail of Japanese beauty and cosmetic products in Hong Kong and engaged in the live e-commerce business through its wholly-owned subsidiary, Shenzhen Qingzhiliangpin Network Technology Co., Ltd. (“Qingzhiliangpin”), a company incorporated on April 16, 2020 in the People’s Republic of China (the “PRC”). Pursuant to the Agreement, the Company agreed to acquire 100% of the equity interests in TLS in total consideration of Japanese yen 392,673,800 in cash (US$2,842,173), subject to certain terms. The transaction contemplated by the Agreement was approved by the Company’s board of directors at a special board meeting on June 27, 2022. The 100% of the equity interests in TLS were transferred to the Company on July 20, 2022, and cash consideration was paid in full and the transaction was closed on July 27, 2022. As the Company and TLS previously were controlled by the same ultimate controlling shareholder before this acquisition, this transaction was accounted for as an acquisition of a business under common control, accordingly, the Company’s comparative financial information prior to the acquisition date of July 20, 2022 was retrospectively adjusted to include the financial results of TLS. See “Note 11—Acquisitions.”

On October 26, 2022, the board of directors of TLS approved the acquisition of Reiwatakiya from All Seas Global Limited, who held 60% interests in Reiwatakiya, and subsequently, approved the acquisition of the remaining 40% interests in Reiwatakiya from a third-party shareholder on January 4, 2023. Reiwatakiya is a private limited company incorporated in Malaysia on June 14, 2022, and principally engaged in the import and retail of Japanese beauty and cosmetic products in Malaysia, and is currently not engaging in any active business operations. The 60% and 40% of the equity interests in Reiwatakiya were transferred to the TLS on October 26, 2022 and January 4, 2023, respectively, with no consideration. As TLS and Reiwatakiya previously were controlled by the same ultimate controlling shareholder before this acquisition, this transaction was accounted for as an acquisition of a business under common control, accordingly, the Company’s comparative financial information prior to the acquisition date of October 26, 2022 was retrospectively adjusted to include the financial results of Reiwatakiya. See “Note 11—Acquisitions.”